Condensed Schedule of Investments (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Investment cost	$ 12,202,514	$ 10,908,721
Meritage Futures Fund LP [Member]
Schedule of Investments [Line Items]
Investment cost	$ 13,118,174	$ 15,253,383